Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-12-31	12 Months Ended
May 02, 2026
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2023
Erroneous Compensation Analysis

Clawback

In 2023, the Company adopted a clawback policy that complies with the requirements under the Dodd Frank Wall Street Reform and Consumer Protection Act. If a restatement of the Company’s ﬁnancial statements is required, then incentive-based compensation tied to a ﬁnancial reporting measure that an executive received during the three prior completed ﬁscal years will be recalculated (if applicable) based on the restated ﬁnancial statements. Incentive compensation deemed to have been erroneously paid as a result of the restatement must be repaid to the Company. The determination and method of recoupment will be determined by the Board of Directors.